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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21043


                      Pioneer Municipal High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


             Pioneer Municipal High Income Trust
             SCHEDULE OF INVESTMENTS 1/31/08 (unaudited)

Principal
Amount                                                            Value
             TAX EXEMPT OBLIGATIONS  - 123.8% of Net Assets
             Alabama - 1.3%
1,500,000    Camden Alabama Industrial Development Board, $    1,550,715
1,000,000    Huntsville-Redstone Village Special Care Facil      911,990
2,000,000    Huntsville-Redstone Village Special Care Facil    1,762,340
                                                          $    4,225,045
             Arizona - 5.4%
5,000,000    Apache County Industrial Development Authorit$    4,930,050
5,000,000    Apache County Industrial Development Authority    4,906,450
7,000,000 (a)Downtown Phoenix Hotel Corp., RIB, 5.646%, 7/1    6,488,510
980,000      Pima County Industrial Development Authority,     1,031,107
500,000      Yavapai County Industrial Development Authorit      515,790
                                                          $   17,871,907
             California - 6.2%
5,150,000  + Golden State Tobacco Securitization Corp., 7.$    6,369,108
7,000,000  + Golden State Tobacco Securitization Corp., 7.8    8,681,610
2,500,000    University of California Revenue, 5.0%, 5/15/2    2,572,950
5,000,000    Valley Health System Hospital Revenue, 6.5%, 5    2,925,000
                                                          $   20,548,668
             Connecticut - 1.5%
5,000,000    Mohegan Tribe Indians Gaming Authority, 6.25%$    5,028,900

             Delaware - 0.4%
765,000      Sussex County Delaware Revenue, 5.9%, 1/1/26 $      746,464
600,000      Sussex County Delaware Revenue, 6.0%, 1/1/35        569,340
                                                          $    1,315,804
             District of Columbia - 3.4%
5,000,000    District of Columbia Tobacco Settlement Finan$    5,144,300
6,000,000    District of Columbia Tobacco Settlement Financ    6,130,920
                                                          $   11,275,220
             Florida - 2.9%
2,000,000    Beacon Lakes Community Development, 6.9%, 5/1$    1,992,400
1,000,000    St. Johns County Industrial Development Author      904,550
2,000,000    St. Johns County Industrial Development Author    1,746,780
5,000,000    Tallahassee Health Facilities Revenue, 6.375%,    5,103,700
                                                          $    9,747,430
             Georgia - 2.9%
4,240,000 (a)Atlanta Georgia Water & Waste Revenue, RIB, 1$    4,582,889
2,400,000    Fulton County Residential Care Facilities Reve    2,053,152
2,600,000    Fulton County Residential Care Facilities Reve    2,150,408
1,000,000    Rockdale County Development Authority Revenue,      980,220
                                                          $    9,766,669
             Guam - 1.4%
5,000,000    Northern Mariana Islands, 5.0%, 10/1/22      $    4,735,700

             Idaho - 1.5%
5,000,000    Power County Industrial Development Corp., 6.$    5,113,050

             Illinois - 6.0%
1,000,000    Centerpoint Intermodal Center, 8.0%, 6/15/23 $      970,860
2,000,000    Chicago Illinois O'Hare International Airport     1,994,260
1,000,000    Illinois Finance Authority Revenue, 6.0%, 11/1      966,220
1,000,000    Illinois Finance Authority Revenue, 6.0%, 11/1      949,710
1,500,000    Illinois Health Facilities Authority Revenue,     1,334,580
16,880,000(b)Metropolitan Pier & Exposition Authority Dedic   11,976,529
1,800,000    Southwestern Illinois Development Authority Re    1,694,556
                                                          $   19,886,715
             Indiana - 3.0%
5,000,000    Indiana Health & Educational Facility Financi$    4,787,350
1,000,000    Indiana State Development Finance Authority Re    1,004,920
4,300,000    Indiana State Development Finance Authority Re    4,334,873
                                                          $   10,127,143
             Louisiana - 1.5%
5,000,000    Louisiana Public Facilities Authority Revenue$    5,029,550

             Maryland - 1.5%
5,000,000    Maryland State Health & Higher Educational Fa$    4,933,000

             Massachusetts - 9.0%
3,000,000    Massachusetts Bay Transportation Authority, 5$    3,336,300
7,050,000    Massachusetts Health & Educational Facilities     7,409,127
3,500,000    Massachusetts Health & Educational Facilities     3,639,580
5,000,000    Massachusetts Health & Educational Facilities     5,213,850
9,810,000 (a)Massachusetts State Development Finance Agency   10,541,335
                                                          $   30,140,192
             Michigan - 3.0%
950,000      Doctor Charles Drew Academy, 5.7%, 11/1/36   $      834,869
1,700,000    Flint Michigan Hospital Building Authority Rev    1,656,531
1,500,000    John Tolfree Health System Corp., 6.0%, 9/15/2    1,515,420
2,000,000    Michigan State Hospital Finance Authority Reve    1,835,420
4,010,000    Michigan State Hospital Finance Authority Reve    4,012,085
7,720,000    Wayne Charter County Special Airport Facilitie           -
                                                          $    9,854,325
             Minnesota - 2.2%
1,675,000    Duluth Economic Development Authority Health $    1,750,810
1,500,000    North Oaks Senior Housing Revenue, 6.0%, 10/1/    1,472,895
2,000,000    North Oaks Senior Housing Revenue, 6.125%, 10/    1,981,840
2,000,000    North Oaks Senior Housing Revenue, 6.5%, 10/1/    2,042,920
                                                          $    7,248,465
             Mississippi - 0.9%
3,000,000    Mississippi Business Finance Corp. Pollution $    3,015,000

             Montana - 0.4%
1,600,000    Two Rivers Authority, Inc. Correctional Facil$    1,175,920

             Nevada - 2.1%
1,000,000    Clark County Industrial Development Revenue, $    1,045,010
4,600,000    Clark County Industrial Development Revenue, 5    4,247,134
2,000,000    Nevada State Department of Business & Industry    1,600,020
                                                          $    6,892,164
             New Hampshire - 0.9%
3,000,000    Manchester School Facilities Revenue, 5.125%,$    3,089,970

             New Jersey - 10.1%
2,000,000    New Jersey Economic Development Authority Rev$    1,932,620
13,350,000   New Jersey Economic Development Authority Reve   12,508,950
1,000,000    New Jersey Economic Development Authority Reve      958,990
6,150,000    New Jersey Economic Development Authority Reve    6,195,080
10,000,000 + Tobacco Settlement Financing Corp., 6.75%, 6/1   11,984,900
                                                          $   33,580,540
             New Mexico - 1.3%
1,500,000    Otero County New Mexico Project Revenue, 6.0%$    1,455,015
2,960,000    Otero County New Mexico Project Revenue, 6.0%,    2,834,378
                                                          $    4,289,393
             New York - 12.4%
2,500,000    Albany New York Industrial Development Agency$    2,463,500
2,000,000    Nassau County New York Industrial Development     2,034,600
2,000,000    New York City Industrial Development Agency, 5    2,003,640
12,990,000   New York City Industrial Development Agency, 6   12,721,367
5,000,000    New York City Trust Cultural Resources Revenue    5,113,300
7,040,000 (a)New York State Dormitory Authority Revenue, RI    8,691,373
2,000,000    Suffolk County Industrial Development Agency,     2,051,400
6,000,000    Triborough Bridge & Tunnel Authority Revenue,     6,282,720
                                                          $   41,361,900
             North Carolina - 2.5%
4,030,000    Charlotte North Carolina Special Facilities R$    3,618,980
4,600,000    Charlotte North Carolina Special Facilities Re    4,729,214
                                                          $    8,348,194

             Oklahoma - 6.4%
3,000,000  + Oklahoma Development Finance Authority Revenu$    3,183,600
8,000,000  + Oklahoma Development Finance Authority Revenue    8,489,600
4,100,000    Tulsa Municipal Airport Revenue, 5.65%, 12/1/3    4,078,024
1,225,000    Tulsa Municipal Airport Revenue, 6.25%, 6/1/20    1,186,057
4,350,000    Tulsa Municipal Airport Revenue, 7.35%, 12/1/1    4,352,567
                                                          $   21,289,848
             Pennsylvania - 6.8%
3,000,000    Allegheny County Hospital Development Authori$    2,598,000
1,550,000    Allegheny County Hospital Development Authorit    1,550,046
12,300,000 + Allegheny County Hospital Development Authorit   14,733,309
1,000,000    Columbia County Hospital Authority Health Care      883,580
1,000,000    Hazleton Health Services Authority Hospital Re      985,960
1,280,000    Langhorne Manor Borough Higher Education & Hea    1,287,296
500,000      Pennsylvania Higher Educational Facilities Aut      503,270
                                                          $   22,541,461
             Rhode Island - 1.3%
4,000,000    Central Falls Detention Facilities Revenue, 7$    4,267,120

             South Carolina - 2.1%
5,185,000  + South Carolina Jobs Economic Development Auth$    6,114,567
665,000    + South Carolina Jobs Economic Development Autho      782,366
                                                          $    6,896,933
             Tennessee  - 3.3%
7,000,000    Johnson City Health & Educational Facilities $    8,530,200
2,480,000    Knox County Health Educational & Housing Facil    2,597,850
                                                          $   11,128,050
             Texas  - 11.3%
1,345,000    Bexar County Housing Finance Corp., 8.0%, 12/$    1,377,993
1,000,000    Dallas-Fort Worth International Airport Revenu      943,720
4,000,000    Decatur Hospital Authority Revenue, 7.0%, 9/1/    4,140,000
1,000,000  + Georgetown Health Facilities Development Corp.    1,080,120
2,000,000    Gulf Coast Industrial Development Authority Re    1,880,100
3,750,000    Houston Airport System Special Facilities Reve    3,334,050
5,340,000    Lubbock Health Facilities Development Corp., 6    5,401,036
2,450,000 (a)Northside Independent School District, RIB, 10    2,740,374
500,000      Sabine River Authority Pollution Control Reven      469,020
7,040,000 (a)Texas State, RIB, 10.068%, 4/1/30 (144A)          7,875,789
1,365,000 (c)Willacy County Local Government Corp. Revenue,    1,392,901
1,500,000    Willacy County Local Government Corp. Revenue,    1,509,975
5,250,000    Willacy County Local Government Corp. Revenue,    5,403,720
                                                          $   37,548,798
             Utah  - 0.2%
800,000      Spanish Fork City Charter School Revenue, 5.5$      760,712

             Vermont  - 0.5%
1,500,000    Vermont Educational & Health Buildings Financ$    1,637,175

             Virginia  - 0.3%
1,000,000    Peninsula Ports Authority, 6.0%, 4/1/33      $    1,026,810

             Washington - 7.3%
4,710,000    Spokane Public Facilities District Hotel/Mote$    5,124,574
7,025,000    Tobacco Settlement Authority Revenue, 6.625%,     7,170,839
14,315,000   Washington State General Obligation, 0.0%, 6/1    7,438,217
5,000,000    Washington State Housing Finance Committee Non    4,687,350
                                                          $   24,420,980
             Wisconsin  - 0.6%
2,400,000    Aztalan Wisconsin Exempt Facilities Revenue, $    2,138,376

             TOTAL TAX-EXEMPT OBLIGATIONS
             (Cost $384,745,017)                          $  412,257,127

             MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 2.9% of Net Assets
10,000,000(d)Non-Profit Preferred Funding Trust I, Series $    9,652,500

             TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
             (Cost $10,000,000)                           $    9,652,500

Shares       COMMON STOCK - 1.0% of Net Assets
184,048      Northwest Airlines Corp.                     $    3,443,538

             TOTAL COMMON STOCK
             (Cost $6,612,756)                            $    3,443,538

             TAX-EXEMPT MONEY MARKET MUTUAL FUND - 1.3% of Net Assets
4,278,574    BlackRock Liquidity Funds MuniFund Portfolio $    4,278,574

             TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
             (Cost $4,278,574)                            $    4,278,574

             TOTAL INVESTMENTS IN SECURITIES - 129.0%
             (Cost $405,636,347) (e)(f)                   $  429,631,739
             OTHER ASSETS AND LIABILITIES -  1.3%         $    4,436,109
             PREFERRED SHARES AT REDEMPTION VALUE,
             INCLUDING DIVIDENDS PAYABLE - (30.3)%        $ -101,012,956
             NET ASSETS APPLICABLE TO COMMON SHAREOWNERS -$  333,054,892
                                                           .
RIB          Residual Interest Bonds

NR           Security not rated by S&P or Moody's.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2008 the value of these securities amounted to
             $42,651,842 or 12.8% of net assets applicable to common shareowners.

+            Prerefunded bonds have been collateralized by U.S. Treasury securities or U.S. Government Agencies which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(a) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at January 31, 2008.

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
             The rate shown is the rate at January 31, 2008.

(c)          Escrow to maturity.

(d) The interest rate is subject to change periodically. The interest rate shown is the rate at January 31, 2008.

(e) The concentration of investments by type of obligation/market sector is as follows:
             Insured                                                  13%
             General Obligation                                        7
             Revenue Bonds:
                                 Health Revenue                       27
                                 Airport Revenue                      12
                                 Tobacco Revenue                      11
                                 Development Revenue                   5
                                 Pollution Control Revenue             5
                                 Facilities Revenue                    5
                                 Education Revenue                     4
                                 Housing Revenue                       3
                                 Power Revenue                         3
                                 Other Revenue                         2
                                 Transportation Revenue                1
                                 Gaming Revenue                        1
                                 School District Revenue               1
                                 Utilities Revenue                     0
                                                                     100%

(f) At January 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $403,825,220 was as follows:

             Aggregate gross unrealized gain for all inves$   36,777,359
             there is an excess of value over tax cost

             Aggregate gross unrealized loss for all invest (10,970,840)
             there is an excess of tax cost over value    $   25,806,519
             Net unrealized gain

             For financial reporting purposes net unrealized gain on investments was $23,995,392 and cost of investments aggregated $405,636,347.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 31, 2008

* Print the name and title of each signing officer under his or her signature.